UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1:   Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITY (0.6%)
$36,316	Nissan Auto Receivables Trust (Cost $36,315,997)*	(A-1+, P-1)	06/15/09	2.786	$36,315,997

COMMERCIAL PAPER (36.2%)
Banks (36.2%)
150,000	ABN AMRO North America Finance, Inc.*	(A-1+, P-1)	11/10/08	2.844	149,532,500
120,000	ABN AMRO North America Finance, Inc.*	(A-1+, P-1)	03/12/09	3.052	118,374,600
150,000	ASB Finance Ltd.*	(A-1+, P-1)	07/15/09	3.191	150,000,000
150,000	BNP Paribas FIN, Inc.*	(A-1+, P-1)	02/09/09	3.042	148,362,500
75,000	BNZ International Funding, Ltd.*	(A-1+, P-1)	12/02/08	2.940	74,625,417
50,000	BNZ International Funding, Ltd.*	(A-1+, P-1)	12/10/08	2.839	49,727,777
50,000	BNZ International Funding, Ltd.*	(A-1+, P-1)	02/11/09	3.042	49,445,833
50,000	Dexia Delaware LLC*	(A-1+, P-1)	11/10/08	2.829	49,843,889
100,000	Dexia Delaware LLC*	(A-1+, P-1)	12/04/08	2.849	99,506,667
50,000	Fortis Funding LLC*	(A-1+, P-1)	10/15/08	2.692	49,948,375
105,000	Governor & Co. of Bank of Ireland*	(A-1, P-1)	12/09/08	3.860	104,430,462
50,000	ING (US) Funding LLC*	(A-1+, P-1)	11/13/08	2.748	49,838,153
95,000	ING (US) Funding LLC*	(A-1+, P-1)	03/10/09	3.021	93,741,778
50,000	Intesa Funding LLC*	(A-1+, P-1)	10/01/08	2.646	50,000,000
100,000	Intesa Funding LLC*	(A-1+, P-1)	12/01/08	2.819	99,528,944
225,000	Macquarie Bank, Ltd.*	(A-1+, P-1)	10/28/08	2.829	224,528,625
100,000	Natixis*	(A-1+, P-1)	10/15/08	2.717	99,895,778
125,000	Swedbank*	(A-1+, P-1)	10/02/08	2.596	124,991,111
100,000	Swedbank*	(A-1+, P-1)	10/28/08	2.768	99,795,250
100,000	Swedbank*	(A-1+, P-1)	11/28/08	3.042	99,516,667
150,000	Unicredito Italiano Bank (Ireland) PLC*	(A-1+, P-1)	12/09/08	4.471	149,154,750
100,000	Unicredito Italiano Bank (Ireland) PLC*	(A-1+, P-1)	12/12/08	2.940	99,420,000
TOTAL COMMERCIAL PAPER (Cost $2,234,209,076)					2,234,209,076

CERTIFICATES OF DEPOSIT (27.5%)
Banks (27.5%)
100,000	American Express Bank FSB*	(A-1+, P-1)	11/12/08	2.830	100,000,000
75,000	Banca Intesa Banca*	(A-1+, P-1)	11/10/08	2.810	75,000,827
170,000	Banco Bilbao Vizcaya Argentina SA*	(A-1+, P-1)	01/22/09	3.097	168,369,818
76,600	Bank of Nova Scotia#*	(AA, Aa1)	05/05/09	3.144	76,581,868
37,000	Bank Scotland PLC NY#*	(AA, Aa1)	11/04/08	2.666	36,988,844
100,000	Bank Scotland PLC NY*	(A-1+, P-1)	12/29/08	3.072	99,250,917
125,000	Barclays Bank NY*	(A-1+, P-1)	03/10/09	3.067	125,000,000
75,000	Barclays Bank NY*	(A-1+, P-1)	05/12/09	3.260	75,000,000
150,000	Caylon NY*	(AA-, Aa1)	03/11/09	3.068	150,000,000
100,000	Citibank New York*	(A-1+, P-1)	12/04/08	2.750	100,000,000
100,000	Nordea Bank Finland NY#*	(AA-, Aa1)	04/09/09	2.474	99,735,524
100,000	Royal Bank Of Canada NY*	(AA-, Aaa)	08/07/09	3.002	100,000,000
75,000	Royal Bank Of Canada NY*	(AA-, Aaa)	10/01/09	3.215	75,000,000
115,000	Royal Bank of Scotland NY*	(A-1+, P-1)	11/03/08	2.810	115,010,897
150,000	Royal Bank of Scotland NY*	(AA, Aa1)	03/05/09	3.064	150,000,000
100,000	Skandinavia Enskilda Bank AB*	(A-1, P-1)	12/30/08	3.072	99,245,000
32,000	Skandinavia Enskilda Bank NY#*	(A+, Aa2)	12/08/08	2.785	31,978,834
20,500	Swedbank NY#*	(A+, Aa1)	10/02/08	2.446	20,499,677
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,697,662,206)					1,697,662,206

CORPORATE OBLIGATIONS (33.4%)
Banks (16.9%)
34,000	Banco Bilbao Vizcaya Argentina SA, Rule 144A#‡*	(AA, Aa1)	04/17/09	2.859	33,947,938
150,000	HSBC USA, Inc., Series 1, Senior Unsecured Notes#*	(AA-, Aa3)	08/14/09	3.204	150,000,000
100,000	ING Bank NV#*	(AA-, Aa2)	06/15/09	3.169	100,000,000
110,000	National Australia Bank, Series MTN, Rule 144A, Senior Unsecured Notes#‡*	(AA, Aa1)	02/19/09	3.009	110,000,000
100,000	Societe Generale#*	(AA-, Aa2)	09/04/09	3.285	100,000,000
150,000	Svenska Handelsbanken AB#*	(AA-, Aa1)	08/25/09	3.150	150,000,000
100,000	US Bank NA#*	(AA+, Aa1)	08/24/09	2.912	100,000,000
50,000	US Bank NA#*	(AA+, Aa1)	09/10/09	2.914	50,000,000
101,500	Wells Fargo & Co.#*	(AA+, Aa1)	09/23/09	3.380	101,576,529

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE OBLIGATIONS
Banks
$150,000	Westpac Banking Corp., Series MTN, Rule 144A, Senior Unsecured Notes#‡*	(AA, Aa1)	08/21/09	3.100	$150,000,000
					1,045,524,467
Finance (8.1%)
100,000	American Honda Finance Corp.#*	(A+, Aa3)	07/14/09	2.918	100,000,000
50,000	American Honda Finance, Series MTN#*	(A+, Aa3)	08/26/09	2.961	50,000,000
100,000	General Electric Capital Corp. Series MTN#*	(AAA, Aaa)	01/05/09	2.831	99,988,372
50,000	General Electric Capital Corp. Series MTN#*	(AAA, Aaa)	09/18/09	7.400	49,903,491
16,600	Goldman Sachs Group Inc. Series MTNB, Senior Unsecured Notes#*	(AA-, Aa3)	12/22/08	3.294	16,581,043
150,000	Goldman Sachs Group, Inc., Promissory Note*	(A-1+, P-1)	01/21/09	8.110	150,000,000
33,000	IBM International Group Capital LLC#*	(A+, A1)	09/25/09	3.031	33,000,000
					499,472,906
Insurance (8.4%)
23,100	Berkshire Hathaway Finance Corp.*	(AAA, Aaa)	10/15/08	3.375	23,102,611
100,000	Metlife Short Term FDG*	(A-1+, P-1)	01/28/09	3.200	98,958,750
100,000	Metropolitan Life Global Funding I#*	(AA, Aa2)	06/12/09	3.194	100,000,000
150,000	Monumental Global Funding III, Rule 144A, Senior Unsecured Notes#‡*	(AA, Aa3)	08/17/09	3.204	150,000,000
150,000	New York Life Global Funding, Rule 144A, Senior Unsecured Notes#‡*	(AAA, Aaa)	09/04/09	2.985	150,000,000
					522,061,361
TOTAL CORPORATE OBLIGATIONS (Cost $2,067,058,734)					2,067,058,734

REPURCHASE AGREEMENTS (0.5%)
12,217	Barclays Tri Party Repo (Agreement dated 09/30/08, to be repurchased at $12,217,679, collateralized by $12,349,000 Fannie Mae Notes, at 4.806% due 02/10/12. Market value of collateral is $12,462,302). (Cost $12,217,000)	(AAA, Aaa)	10/01/08	2.000	12,217,000
17,141	Deutsche Bank Tri Party Repo (Agreement dated 09/30/08, to be repurchased at $17,141,952, collateralized by $17,181,000 Fannie Mae Notes, from 2.875% to 4.125% due 04/30/10 to 10/18/10. Market value of collateral is $17,484,277). (Cost $17,141,000)	(AAA, Aaa)	10/01/08	2.000	17,141,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,358,000)					29,358,000

TOTAL INVESTMENTS AT VALUE (98.2%) (Cost $6,064,604,013)					6,064,604,013

OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)					114,223,788

NET ASSETS (100.0%)					$6,178,827,801

Average Weighted Maturity - 60 days

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNB = Medium Term Note, Series B

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2008.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $593,947,938 or 9.6% of net assets.

*	Securities considered illiquid. The total value of such securities as of September 30, 2008 was $6,035,246,013 or 97.7% of net assets.

Security Valuation — The net asset value of the Portfolio is determined at 12:00 noon eastern time, at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the Portfolio is open for business. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                       Level 1 – quoted prices in active markets for identical investments

•                       Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                       Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	6,064,604,013	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$6,064,604,013	$—

*Other financial instruments include futures, forwards and swap contracts.

Illiquid Securities - A security is considered illiquid if it cannot be sold of disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. Due to changes in market conditions, a number of the Prime Portfolio’s holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as the Prime Portfolio holds illiquid securities representing 10% or more of it’s total assets, the Prime Portfolio may not purchase additional illiquid securities. In addition, the Prime Portfolio will attempt to reduce its holdings of illiquid securities in an orderly fashion.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Schedule of Investments

September 30, 2008 (unaudited)

Par		Ratings †
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (65.5%)
$8,430	Federal Home Loan Bank#	(AAA, Aaa)	02/27/09	2.590	$8,428,252
25,000	Federal Home Loan Bank#	(AAA, Aaa)	04/01/09	1.770	25,000,000
15,000	Federal Home Loan Bank	(AAA, Aaa)	04/24/09	2.510	15,000,000
10,000	Federal Home Loan Bank	(AAA, Aaa)	06/03/09	2.610	10,000,000
30,000	Federal Home Loan Bank#	(AAA, Aaa)	04/16/10	2.698	30,013,960
150,000	Freddie Mac#	(AAA, Aaa)	12/26/08	3.306	150,062,761
50,000	Freddie Mac#	(AAA, Aaa)	04/07/09	2.394	49,994,487
10,000	Freddie Mac	(AAA, Aaa)	04/21/09	2.550	10,000,000
50,000	Freddie Mac#	(AAA, Aaa)	09/21/09	3.168	50,033,694
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $348,533,154)					348,533,154

REPURCHASE AGREEMENT (34.4%)
182,859	Deutsche Bank Tri Party Repo (Agreement dated 09/30/08, to be repurchased at $182,869,159, collateralized by $96,490,000 Federal Home Loan Bank Notes at 3.250% due 04/15/11, $88,554,000 Freddie Mac, from 0.00% to 4.875% due 04/27/09 to 11/15/13. Market value of collateral is $186,517,229). (Cost $182,859,000)	(AAA, Aaa)	10/01/08	2.000	182,859,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $531,392,154)					531,392,154

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					707,823

NET ASSETS (100.0)%					$532,099,977

Average Weighted Maturity - 44 days

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2008.

Security Valuation — The net asset value of the Portfolio is determined at 12:00 noon eastern time, at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the Portfolio is open for business. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                       Level 1 – quoted prices in active markets for identical investments

•                       Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                       Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	531,392,154	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$531,392,154	$—

*Other financial instruments include futures, forwards and swap contracts.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: November 14, 2008

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: November 14, 2008